111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

January 31, 2020

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 464 (the “Fund”)

(File No. 333-235543) (CIK# 1792883)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on December 17, 2019. We received comments from the staff of the Commission on January 14, 2020 requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1

The comment requested that the disclosure in the “Investment Summary—Principal Investment Strategy” be revised to only include the principal investment strategy of Series 1 of the Trust (e.g. if the series selects securities based on the Sponsor’s rising interest rate outlook, delete the “Declining Interest Rate Outlook Strategy” paragraph). There is no assurance that the Sponsor will bring any future series of unit investment trusts using this strategy. The final registration statement for the Trust will clearly indicate whether the Sponsor’s interest rate outlook for the Trust is rising or declining. As clearly disclosed in the “Investment Summary—Principal Investment Strategy” section in the prospectus, the Trust is not actively managed and the portfolio will not be changed in response to a change in the Sponsor’s interest rate outlook during the trust’s life. However, the Sponsor believes that clearly describing how the principal investment strategy for the Trust would be implemented in different ways depending on the Sponsor’s interest rate outlook is important information for a potential investor to fully understand the Sponsor’s selection methodology. The Sponsor requests that this language remain in the Trust’s prospectus.

The comment also requested whether the Sponsor expects to request review of the Registration Statement by the Commission for future series using the same investment strategy prior to effectiveness. The Trust’s strategy includes selection of shares of open-end management investment companies registered under the Investment Company Act of 1940 for the Trust’s portfolio. It is expected that future SmartTrust series selected using this investment strategy will include the same selection of open-end management investment companies for inclusion in the portfolio. Paragraph (b)(1) of Rule 487 under the Securities Act requires that reliance upon the rule is conditioned upon the registrant not engaging in the business of investing in open-end funds. As a result, the Sponsor expects that it will request review of the Registration Statement by the Commission along with acceleration of effectiveness for future SmartTrust series using this investment strategy.

Comment 2

The comment requested that the first sentence in the fifth paragraph under “Investment Summary—Principal Investment Strategy” include a reference to “junk bonds” next to the reference to “high yield bond indexes”. The prospectus has been updated in accordance with the comment.

Comment 3

The comment requested that disclosure be added under “Investment Summary—Principal Investment Strategy” to describe the types of investments in which the Trust may invest. This detail is provided in the “Portfolio Selection” sub-section of the “Investment Summary—Principal Investment Strategy” section of the prospectus. Accordingly, no additional disclosure has been added to the prospectus in response to this comment. The comment also requested that more disclosure be included about the investments of the funds that provide exposure to gold bullion (e.g. gold mining stocks and gold bullion). The prospectus has been updated in accordance with the comment.

Comment 4

The comment requested that only sectors included in the final portfolio for the Trust be included in the paragraph entitled “Equity Securities” in the “Investment Summary—Principal Investment Strategy” section of the prospectus and that corresponding risk disclosures be included for each such sector in the “Investment Summary—Principal Risk Considerations” section of the prospectus. The Sponsor expects that the final portfolio will invest in most or all of these sectors and believes that allowing investors to see which sectors were considered as part of the investment process is useful disclosure in making an investment decision. Further, the securities actually selected for the portfolio will be shown by sector under “Portfolio of Investments” in the final prospectus. Accordingly, the Sponsor would like to leave all of these sectors in the “Investment Summary—Principal Investment Strategy” section of the prospectus. Additional disclosure has been added to the “Investment Summary—Principal Risk Considerations” and “Risk Consideration” sections of the prospectus highlighting these sectors and to the extent that the final portfolio for the Trust is concentrated in any of these sectors, additional disclosure will be added identifying those sector concentrations.

Comment 5

The comment requested that the Sponsor indicate whether an investment in funds that invest in contingent convertible bonds (“CoCos”) is a part of the trust’s principal investment strategy. The Sponsor has confirmed that an investment in funds that invest in CoCos is not a part of the principal investment strategy for the Trust and it will consider additional disclosure to the extent the Trust has a significant investment in funds with a significant investment in CoCos.

Comment 6

The comment requested that disclosure be added to the paragraphs entitled “Investment Grade Bond Funds” and “High Yield Bond Funds” in the “Investment Summary—Principal Investment Strategy” and the “Principal Risk Considerations” sections of the prospectus if those funds may have principal investment strategies to invest in bonds issued by emerging markets issuers. The comment also requested that disclosure be added indicating whether the trust required specific maturity policies with respect to the selection of these funds. The prospectus has been updated in accordance with the comment.

Comment 7

The comment requested that the third bullet point under “Investment Summary—Principal Risk Considerations” be revised to include only the risk associated with the Sponsor’s outlook for this Trust and to include disclosure indicating that there is no assurance that the securities selected by the Sponsor will appreciate based on the Sponsor’s interest rate outlook. The prospectus has been updated in accordance with the comment.

Comment 8

The comment requested that disclosure be added to the sixth bullet point under “Investment Summary—Principal Risk Considerations” identifying the risk that the Trust may pay more than the net asset value for shares of funds when they are trading at a premium. The prospectus has been updated in accordance with the staff’s comment.

Comment 9

The comment requested that the disclosure on senior loans “Investment Summary—Principal Risk Considerations” in the be updated to address the risk of senior leveraged loans as referenced in the “Investment Summary—Principal Investment Strategy”. The Sponsor reviewed the Trust’s principal investment strategy and revised this reference to “senior loans” in the “Investment Summary—Principal Investment Strategy”. Accordingly, no additional changes were made in the “Investment Summary—Principal Risk Considerations” section of the prospectus. The comment also requested that disclosure be added to the “Investment Summary—Principal Investment Strategy” and the “Investment Summary—Principal Risk Considerations” sections of the prospectus if the trust will invest significantly in funds investing in “covenant-lite loans”. The Sponsor does not expect to invest significantly in funds that invest in “covenant-lite loans” and no disclosure has been added in accordance with this comment from the staff.

Comment 10

The comment noted the derivative risks in the “Investment Summary—Principal Risk Considerations” and “Risk Considerations” sections of the prospectus and requested that additional disclosure be added describing the funds’ derivative investments in the “Investment Summary—Principal Investment Strategy” sections of the prospectus. The Sponsor confirmed that selecting funds that invest using derivatives is not a part of the Trust’s principal investment strategies but many funds’ policies allow for some use of derivatives. As a result, the Sponsor believes that including risk disclosure about funds’

use of derivatives is appropriate but does not view this to be part of the Trust’s principal investment strategy.

Comment 11

The comment requested that the Sponsor advise whether it has submitted or expects to submit any exemptive applications or no-action requests in connection with the Registration Statement. The Sponsor has not submitted and does not expect to submit any additional exemptive applications or no-action requests in connection with this Registration Statement.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on February 25, 2020, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP